FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /  /  (a)
         or fiscal year ending:       12/31/10 (b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing?  (Y/N)    N
                                                   -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.     Registrant Name:     Jefferson National Life Annuity Account E

       B.     File Number:         811-08288

       C.     Telephone Number:    502-587-7626

 2.    A.     Street: 9920 Corporate Campus Drive, Suite 1000

       B.     City:  Louisville    C. State: KY   D. Zip Code: 40223   Zip Ext:

       E.     Foreign Country:     Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)            N
                                                                           -----

4.     Is this the last filing on this form by Registrant? (Y/N)             N
                                                                           -----

5.     Is Registrant a small business investment company (SBIC)? (Y/N)       N
       [If answer is "Y" (Yes), complete only items 89 through 110.]       -----

6.     Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
       [If answer is "Y" (Yes) complete only items 111 through 132.]       -----

7.     A.     Is Registrant a series or multiple portfolio company? (Y/N)    N
              [If answer is "N" (No), go to item 8.]                       -----

       B. How many separate series or portfolios did Registrant have at the end of the period?
                                      -----


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                                                         -----------------------
                                                         If filing more than one
                                                         Page 47, "X" box: [ ]
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For period ending     12/31/10
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File number           811-08288
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UNIT INVESTMENT TRUSTS

111.   A.     [ / ]   Depositor Name:___________________________________________

       B.     [ ]     File Number (If any):_____________________________________

       C.     [ / ]   City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ ]     Foreign Country:_______________  Foreign Postal Code:_____

111.   A.     [ ]     Depositor Name:___________________________________________

       B.     [ ]     File Number (If any):_____________________________________

       C.     [ ]    City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ ]     Foreign Country:_______________  Foreign Postal Code:_____

112.   A.     [ / ]   Sponsor Name:_____________________________________________

       B.     [ ]     File Number (If any):

       C.     [ / ]   City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ ]     Foreign Country:_______________  Foreign Postal Code:_____

112.   A.     [ ]     Sponsor Name:_____________________________________________

       B.     [ ]     File Number (If any):

       C.     [ ]     City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ ]     Foreign Country:_______________  Foreign Postal Code:_____


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                                                         -----------------------
                                                         If filing more than one
                                                         Page 48, "X" box: [ ]
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For period ending     12/31/10
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File number           811-08288
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113.   A.     [ / ]   Trustee Name:_____________________________________________

       B.     [ / ]   City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ / ]   Foreign Country:_______________  Foreign Postal Code:_____

113.   A.     [ / ]   Trustee Name:_____________________________________________

       B.     [ / ]   City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ / ]   Foreign Country:_______________  Foreign Postal Code:_____

114.   A.     [ / ]   Principal Underwriter Name:  Jefferson National Securities
                                                   Corporation
                                                   -----------------------------
       B.     [ / ]   File Number 8-_________

       C.     [ / ]   City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ ]     Foreign Country:_______________  Foreign Postal Code:_____

114.   A.     [ ]     Principal Underwriter Name:_______________________________

       B.     [ ]     File Number 8-_________

       C.     [ ]     City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ ]     Foreign Country:_______________  Foreign Postal Code:_____

115.   A.     [ / ]   Independent Public Accountant Name:  BDO USA, LLP
                                                        ------------------------

       B.     [ / ]   City: New York State: NY  Zip Code: 10017  Zip Ext.:_____
                            --------        --            -----

115    A.     [ / ]   Independent Public Accountant Name:_______________________

       B.     [ / ]   City:_______  State:______  Zip Code:_______  Zip Ext.:___

              [ / ]   Foreign Country:_______________  Foreign Postal Code:_____


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                                                         -----------------------
                                                         If filing more than one
                                                         Page 49, "X" box: [ ]
                                                         -----------------------
For period ending     12/31/10
                    ------------
File number           811-08288
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116. Family of investment companies information:

       A.     [ /]    Is Registrant part of a family of investment
                      companies?  (Y/N)  _______                            ____
                                                                             Y/N

       B.     [ /]    Identify the family in 10 letters:________________________
                      (Note: In filing this form, use this identification consistently for all investment companies in family.
                      This designation is for purposes of this form only.)

117.   A.     [ /]    Is Registrant a separate account of an insurance company?
                      (Y/N)  ___                                            ____
                                                                             Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.     [ / ]   Variable annuity contracts?  (Y/N)  _______           ____
                                                                             Y/N

       C.     [ / ]   Scheduled premium variable life contracts?
                      (Y/N) _______                                         ____
                                                                             Y/N

       D.     [ / ]   Flexible premium variable life contracts?
                      (Y/N)  _______                                        ____
                                                                             Y/N

       E.     [ / ]   Other types of insurance products registered under the
                      Securities Act of 1933?  (Y/N)  _______               ____
                                                                             Y/N

118.   [ / ]  State the number of series existing at the end of the period that had securities registered under the Securities Act
              of 1933 ______________________________                        ____

119.   [ / ]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
              during the period _________________________                   ____

120.   [ / ]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
              ($000's omitted) ___________________________                $ ____

121.   [ / ]  State the number of series for which a current
              prospectus was in existence at the end of the period
              __________________________________________                    ____

122.   [ / ]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during
              the current period _____________________                      ____


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                                                         -----------------------
                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
                                                         -----------------------
For period ending     12/31/10
                    ------------
File number           811-08288
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123.   [ / ]  State the total value of the additional units considered in
              answering item 122 ($000's omitted)  ________________     $ ______

124.   [ / ]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
              ________________________                                  $ ______

125.   [ / ]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
              ($000's omitted) ___________________________________      $ ______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
              series.) ($000's omitted) ______                          $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of  Total Assets   Total Income
                                        Series       ($000's     Distributions
                                       Investing    omitted)    ($000's omitted)
                                       ---------  ------------  ----------------
A.  U.S. Treasury direct issue          ________   $ ________     $ ________

B.  U.S. Government agency              ________   $ ________     $ ________

C.  State and municipal tax-free        ________   $ ________     $ ________

D.  Public utility debt                 ________   $ ________     $ ________

E.  Brokers or dealers debt or debt
    of brokers' or dealers' parent      ________   $ ________     $ ________

F.  All other corporate intermed.
    & long-term debt                    ________   $ ________     $ ________

G.  All other corporate short-term
    debt                                ________   $ ________     $ ________

H.  Equity securities of brokers or
    dealers or parents of brokers
    or dealers                          ________   $ ________     $ ________

I.  Investment company equity
    securities                          ________   $ ________     $ ________

J.  All other equity securities            7       $  222,192     $    3,204
                                        --------     --------       --------

K.  Other securities                    ________   $ ________     $ ________

L.  Total assets of all series of
    registrant                             7       $  222,192     $    3,204
                                        --------     --------       --------


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                                                         -----------------------
                                                         If filing more than one
                                                         Page 51, "X" box: [ ]
                                                         -----------------------
For period ending     12/31/10
                    ------------
File number           811-08288
                    ------------

128.   [ / ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
              than the issuer?  (Y/N)  _______                              ____

              [If answer is "N" (No), go to item 131.]                       Y/N

129.   [ / ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
              the current period? (Y/N)  _______                            ____

              [If answer is "N" (No), go to item 131.]                       Y/N

130.   [ / ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
              from insurance or guarantees? (Y/N)  _______                  ____
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
              ______________________________                            $  3,219
                                                                          ------

132.   [ / ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

         811 -______    811 -______   811 -______     811 -______    811 -______

This report is signed on behalf of the registrant (or depositor or trustee).

 City of: Louisville       State of: Kentucky        Date:  ________________
          ----------                 --------

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance
                                             Company
                                             -----------------------------------

By:  /s/ Laurence Greenberg              Witness:  /s/ Craig A. Hawley
     -------------------------------               -------------------------
(Name and Title)  Laurence Greenberg     (Name and Title)  Craig A. Hawley
                  CEO & President                          General Counsel &
                                                           Secretary


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